UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2011

Date of reporting period:	9/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	SEPTEMBER 30, 2010

Prudential Global Real Estate Fund

Fund Type Sector stock Objective Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

November 15, 2010

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Global Real Estate Fund

Prudential Global Real Estate Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.31%; Class B, 2.01%; Class C, 2.01%; Class R, 1.76%; Class Z, 1.01%. Net operating expenses: Class A, 1.31%; Class B, 2.01%; Class C, 2.01%; Class R, 1.51%; Class Z, 1.01%, after contractual reduction through 7/31/2011 for Class R.

Cumulative Total Returns (Without Sales Charges) as of 9/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	9.57%	18.90%	15.08%	214.77%	—
Class B	9.23	18.09	10.98	192.34	—
Class C	9.23	18.17	10.98	192.35	—
Class R	9.46	18.73	N/A	N/A	–7.68% (6/16/08)
Class Z	9.71	19.32	16.64	222.96	—
S&P Developed BMI Property Net Index	8.74	17.16	6.87	—	—
S&P 500 Index	–1.40	10.18	3.24	–4.21	—
Lipper Average	8.28	17.37	4.24	159.98	—

Average Annual Total Returns (With Sales Charges) as of 9/30/10
		One Year	Five Years	Ten Years	Since Inception
Class A		12.36%	1.69%	11.52%	—
Class B		13.09	1.94	11.32	—
Class C		17.17	2.11	11.32	—
Class R		18.73	N/A	N/A	–3.43% (6/16/08)
Class Z		19.32	3.13	12.44	—
S&P Developed BMI Property Net Index		17.16	1.34	—	—
S&P 500 Index		10.18	0.64	–0.43	—
Lipper Average		17.37	0.69	9.92	—

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Average Annual Total Returns (Without Sales Charges) as of 9/30/10
	One Year	Five Years	Ten Years	Since Inception
Class A	18.90%	2.85%	12.15%	—
Class B	18.09	2.10	11.32	—
Class C	18.17	2.11	11.32	—
Class R	18.73	N/A	N/A	–3.43% (6/16/08)
Class Z	19.32	3.13	12.44	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P Developed BMI Property Net Index

The S&P Developed BMl Property Net Index is an unmanaged broad market index of more than 400 companies from 21 countries. Its inception date is 12/29/2000, later than the inception of the Fund. S&P Developed BMI Property Net Index Closest Month-End to Inception cumulative total return is –17.45% for Class R. S&P Developed BMI Property Net Index Closest Month-End to Inception average annual total return is –7.89% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is –13.92% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is –6.22% for Class R.

Lipper Global Real Estate Funds Average

The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S. Lipper Average Closest Month-End to Inception cumulative total return is –16.00% for Class R. Lipper Average Closest Month-End to Inception average annual total return is –7.25% for Class R.

Prudential Global Real Estate Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The securities in the S&P Developed BMl Property Net Index and S&P 500 Index may be very different from those in the Fund. Their returns do not include the effect of the sales charges and operating expenses of a mutual fund and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P Developed BMl Property Net Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/10
Simon Property Group, Inc., Retail Property	4.2%
Sun-Hung Kai Properties, Ltd., Diversified	4.0
Cheung Kong Holdings Ltd., Diversified	3.7
Westfield Group, Retail Property	3.5
Unibail-Rodamco, Diversified	2.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/10
Retail REIT’s	20.5%
Diversified Real Estate Activities	17.6
Office REIT’s	13.6
Special REIT’s	10.5
Diversified REIT’s	10.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2010, at the beginning of the period, and held through the six-month period ended September 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Global Real Estate Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,095.70	1.31%	$6.88
	Hypothetical	$1,000.00	$1,018.50	1.31%	$6.63

Class B	Actual	$1,000.00	$1,092.30	2.01%	$10.54
	Hypothetical	$1,000.00	$1,014.99	2.01%	$10.15

Class C	Actual	$1,000.00	$1,092.30	2.01%	$10.54
	Hypothetical	$1,000.00	$1,014.99	2.01%	$10.15

Class R	Actual	$1,000.00	$1,094.60	1.51%	$7.93
	Hypothetical	$1,000.00	$1,017.50	1.51%	$7.64

Class Z	Actual	$1,000.00	$1,097.10	1.01%	$5.31
	Hypothetical	$1,000.00	$1,020.00	1.01%	$5.11

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of September 30, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS 96.0%

Australia 9.4%
1,244,300	CFS Retail Property Trust, REIT	$2,279,070
366,523	Charter Hall Retail, REIT	1,016,732
1,761,500	Commonwealth Property Office Fund, REIT	1,566,368
3,630,826	Dexus Property Group, REIT	3,000,509
4,966,400	Goodman Group, REIT	3,096,169
1,243,320	GPT Group, REIT	3,533,081
3,209,020	ING Office Fund, REIT	1,861,003
363,355	Lend Lease Corp. Ltd.	2,672,632
1,442,056	Mirvac Group, REIT	1,853,775
1,513,325	Stockland, REIT	5,616,771
1,305,279	Westfield Group, REIT	15,467,394

		41,963,504

Belgium 0.3%
10,275	Cofinimmo, REIT	1,363,902

Bermuda 0.2%
60,625	Orient-Express Hotels Ltd. (Class A Stock)(a)	675,969

Brazil 2.6%
63,200	BR Malls Participacoes SA	521,811
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,731,224
288,502	Gafisa SA	2,213,213
150,000	Multiplan Empreendimentos Imobiliarios SA	3,188,830
233,066	PDG Realty SA Empreendimentos e Participacoes	2,771,447

		11,426,525

Canada 1.2%
152,416	Brookfield Properties Corp.	2,380,528
126,358	Chartwell Seniors Housing Real Estate Investment Trust, REIT	1,104,051
81,935	RioCan Real Estate Investment Trust, REIT	1,825,202

		5,309,781

Finland 0.6%
283,461	Citycon Oyj	1,209,522
302,517	Sponda Oyj	1,468,169

		2,677,691

See Notes to Financial Statements.

Prudential Global Real Estate Fund	7

Portfolio of Investments

as of September 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France 3.7%
12,818	ICADE, REIT	$1,346,559
101,220	Klepierre, REIT	3,903,692
4,929	Societe Immobiliere de Location pour l’Industrie et le Commerce, REIT	636,401
46,721	Unibail-Rodamco, REIT	10,359,586

		16,246,238

Hong Kong 16.3%
1,927,000	Champion, REIT	993,446
1,098,776	Cheung Kong Holdings Ltd.	16,654,022
686,000	China Overseas Land & Investment Ltd.	1,451,777
1,705,469	Hang Lung Properties Ltd.	8,330,780
728,794	Henderson Land Development Co. Ltd.	5,189,670
703,000	Hongkong Land Holdings Ltd.	4,365,630
794,999	Hysan Development Co. Ltd.	2,848,486
484,392	Kerry Properties Ltd.	2,634,584
845,219	Link (The), REIT	2,505,531
2,518,000	Sino Land Co. Ltd.	5,211,994
1,033,935	Sun Hung Kai Properties Ltd.	17,856,678
561,000	Wharf Holdings Ltd. (The)	3,607,996
326,000	Wheelock & Co. Ltd.	1,090,329

		72,740,923

Italy 0.1%
689,033	Beni Stabili SpA	647,195

Japan 7.7%
90,000	Aeon Mall Co. Ltd.	2,187,470
22,400	Daito Trust Construction Co. Ltd.	1,338,955
63,000	Daiwa House Industry Co. Ltd.	633,924
171	Frontier Real Estate Investment Corp., REIT	1,411,344
173	Japan Logistics Fund, Inc., REIT	1,421,634
72	Japan Real Estate Investment Corp., REIT	654,624
788	Japan Retail Fund Investment Corp., REIT	1,109,128
578,780	Mitsubishi Estate Co. Ltd.	9,415,228
488,339	Mitsui Fudosan Co. Ltd.	8,236,480
81	Nippon Accommodations Fund, Inc., REIT	465,255
256	Nippon Building Fund, Inc., REIT	2,241,687
254,952	Sumitomo Realty & Development Co. Ltd.	5,268,234

		34,383,963

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Netherlands 2.6%
32,561	Corio NV, REIT	$2,226,101
65,578	Eurocommercial Properties NV, REIT	3,039,578
33,191	Nieuwe Steen Investments Funds NV, REIT	664,236
24,886	Vastned Retail NV, REIT	1,693,750
38,996	Wereldhave NV, REIT	3,785,091

		11,408,756

Norway 0.2%
396,456	Norwegian Property ASA(a)	684,225

Singapore 7.8%
2,121,000	Ascendas Real Estate Investment Trust, REIT	3,532,043
1,445,000	Cache Logistics Trust, REIT(a)	1,071,306
4,055,000	CapitaCommercial Trust, REIT	4,563,455
2,427,000	CapitaLand Ltd.	7,492,677
2,963,673	CapitaMall Trust, REIT	4,845,181
495,000	CDL Hospitality Trusts, REIT	801,726
543,058	City Developments Ltd.	5,269,120
2,449,000	Fortune Real Estate Investment Trust, REIT	1,224,682
1,515,651	Frasers Centrepoint Trust, REIT	1,705,698
2,289,000	K-REIT Asia, REIT	2,245,312
686,600	Keppel Land Ltd.	2,114,463
85,000	Starhill Global, REIT	37,488

		34,903,151

Sweden 1.2%
220,079	Hufvudstaden AB (Class A Stock)	2,372,093
323,617	Klovern AB	1,555,586
54,660	Wihlborgs Fastigheter AB	1,504,288

		5,431,967

Switzerland 0.8%
50,248	PSP Swiss Property AG(a)	3,714,972

United Kingdom 4.6%
311,115	Atrium European Real Estate Ltd.	1,728,747
501,066	British Land Co. PLC, REIT	3,660,116
461,147	Great Portland Estates PLC, REIT	2,472,423
491,962	Hammerson PLC, REIT	3,047,231

See Notes to Financial Statements.

Prudential Global Real Estate Fund	9

Portfolio of Investments

as of September 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
539,717	Land Securities Group PLC, REIT	$5,430,405
737,755	Segro PLC, REIT	3,163,893
166,228	Shaftesbury PLC, REIT	1,130,417

		20,633,232

United States 36.7%
136,506	American Campus Communities, Inc., REIT	4,155,243
237,937	Associated Estates Realty Corp., REIT	3,326,359
18,999	AvalonBay Communities, Inc., REIT	1,974,566
140,652	BioMed Realty Trust, Inc., REIT	2,520,484
73,773	Boston Properties, Inc., REIT	6,132,012
258,788	Brandywine Realty Trust, REIT	3,170,153
90,126	BRE Properties, Inc., REIT	3,740,229
75,468	Camden Property Trust, REIT	3,620,200
155,765	CBL & Associates Properties, Inc., REIT	2,034,291
185,945	Cogdell Spencer, Inc., REIT	1,175,172
223,828	Cousins Properties, Inc., REIT	1,598,132
135,103	DiamondRock Hospitality Co., REIT(a)	1,282,127
94,635	Digital Realty Trust, Inc., REIT	5,838,980
194,756	Douglas Emmett, Inc., REIT	3,410,178
19,691	Excel Trust, Inc., REIT	221,918
156,950	Extra Space Storage, Inc., REIT	2,517,478
147,724	First Potomac Realty Trust, REIT	2,215,860
228,889	Glimcher Realty Trust, REIT	1,407,667
57,563	Health Care REIT, Inc., REIT	2,725,032
398,255	Host Hotels & Resorts, Inc., REIT	5,766,732
36,400	Hyatt Hotels Corp. (Class A Stock)(a)	1,360,996
264,167	Kilroy Realty Corp., REIT	8,754,494
117,441	Kimco Realty Corp., REIT	1,849,696
124,603	Liberty Property Trust, REIT	3,974,836
131,760	Macerich Co. (The), REIT	5,659,092
192,834	Mack-Cali Realty Corp., REIT	6,307,600
145,746	Medical Properties Trust, Inc., REIT	1,477,864
98,344	Morgans Hotel Group Co.(a)	719,878
69,267	Nationwide Health Properties, Inc., REIT	2,678,555
51,511	Pebblebrook Hotel Trust, REIT(a)	927,713
211,969	Post Properties, Inc., REIT	5,918,175
295,800	ProLogis, REIT	3,484,524
100,682	Public Storage, Inc., REIT	9,770,181
200,156	Simon Property Group, Inc., REIT	18,562,467

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United States (cont’d.)
91,097	SL Green Realty Corp., REIT	$5,769,173
68,961	Sovran Self Storage, Inc., REIT	2,613,622
230,023	Strategic Hotels & Resorts, Inc., REIT(a)	975,298
46,371	Taubman Centers, Inc., REIT	2,068,610
600,288	U-Store-It Trust, REIT	5,012,405
151,236	Ventas, Inc., REIT	7,799,241
103,192	Vornado Realty Trust, REIT	8,826,012

		163,343,245

	Total common stocks (cost $354,311,738)	427,555,239

PREFERRED STOCK 0.2%

United States
25,200	Taubman Centers, Inc., REIT, 8.00% (cost $389,340)	644,616

Units
WARRANTS(a)

France
14,828	Fonciere des Regions, REIT, expiring 12/31/10 (cost $6,270)	20,012

	Total long-term investments (cost $354,707,348)	428,219,867

Shares
SHORT-TERM INVESTMENT 4.5%

Affiliated Money Market Mutual Fund
20,152,958	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,152,958)(b)	20,152,958

	Total Investments 100.7% (cost $374,860,306; Note 5)	448,372,825
	Liabilities in excess of other assets (0.7)%	(3,075,102)

	Net Assets 100%	$445,297,723

See Notes to Financial Statements.

Prudential Global Real Estate Fund	11

Portfolio of Investments

as of September 30, 2010 (Unaudited) continued

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$41,963,504	$—	$—
Belgium	1,363,902	—	—
Bermuda	675,969	—	—
Brazil	11,426,525	—	—
Canada	5,309,781	—	—
Finland	2,677,691	—	—
France	16,246,238	—	—
Hong Kong	72,740,923	—	—
Italy	647,195	—	—
Japan	34,383,963	—	—
Netherlands	11,408,756	—	—
Norway	684,225	—	—
Singapore	34,903,151	—	—
Sweden	5,431,967	—	—
Switzerland	3,714,972	—	—
United Kingdom	20,633,232	—	—
United States	163,343,245	—	—
Preferred Stock—United States	644,616	—	—
Warrants—France	20,012	—	—
Affiliated Money Market Mutual Fund	20,152,958	—	—

Total	$448,372,825	$—	$—

See Notes to Financial Statements.

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The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2010 were as follows:

Retail REIT’s	20.5%
Diversified Real Estate Activities	17.6
Office REIT’s	13.6
Special REIT’s	10.5
Diversified REIT’s	10.0
Real Estate Operating Companies	6.9
Real Estate Development	5.6
Residential REIT’s	5.0
Affiliated Money Market Mutual Fund	4.5
Industrial REIT’s	4.0
Homebuilding	1.8
Hotels, Resorts & Cruise Lines	0.7

100.7
Liabilities in excess of other assets	(0.7)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments were equity risk and foreign exchange risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$20,012	—	$—

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Portfolio of Investments

as of September 30, 2010 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(9,629)	$(9,629)
Equity contracts	26,235	—	26,235

Total	$26,235	$(9,629)	$16,606

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Warrants
Equity contracts			$3,388

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

SEPTEMBER 30, 2010	SEMIANNUAL REPORT

Prudential Global Real Estate Fund

Statement of Assets and Liabilities

September 30, 2010 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $354,707,348)	$428,219,867
Affiliated investments (cost $20,152,958)	20,152,958
Cash	667,714
Foreign currency, at value (cost $26,556)	26,574
Receivable for Fund shares sold	1,841,945
Receivable for investments sold	1,312,667
Dividends receivable	1,012,485
Tax reclaim receivable	127,416
Prepaid expenses	8,267

Total assets	453,369,893

Liabilities
Payable for investments purchased	5,841,073
Payable for Fund shares reacquired	1,723,738
Management fee payable	262,396
Accrued expenses	124,129
Distribution fee payable	97,088
Affiliated transfer agent fee payable	22,171
Deferred trustees’ fees	1,575

Total liabilities	8,072,170

Net Assets	$445,297,723

Net assets were comprised of:
Shares of beneficial interest, at par	$24,137
Paid-in capital in excess of par	538,440,731

538,464,868
Accumulated net investment loss	(1,104,194)
Accumulated net realized loss on investment and foreign currency transactions	(165,578,577)
Net unrealized appreciation on investments and foreign currencies	73,515,626

Net assets, September 30, 2010	$445,297,723

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($211,914,930/11,491,032 shares of beneficial interest issued and outstanding)	$18.44
Maximum sales charge (5.5% of offering price)	1.07

Maximum offering price to public	$19.51

Class B:
Net asset value, offering price and redemption price per share ($13,031,021/714,798 shares of beneficial interest issued and outstanding)	$18.23

Class C:
Net asset value, offering price and redemption price per share ($45,517,550/2,497,084 shares of beneficial interest issued and outstanding)	$18.23

Class R:
Net asset value, offering price and redemption price per share ($1,841,970/100,093 shares of beneficial interest issued and outstanding)	$18.40

Class Z:
Net asset value, offering price and redemption price per share ($172,992,252/9,333,720 shares of beneficial interest issued and outstanding)	$18.53

See Notes to Financial Statements.

Prudential Global Real Estate Fund	17

Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)

Investment Income
Dividends (net of $303,829 foreign withholding tax)	$6,422,856
Affiliated dividends	28,250

Total income	6,451,106

Expenses
Management fee	1,461,335
Distribution fee—Class A	283,027
Distribution fee—Class B	60,972
Distribution fee—Class C	207,316
Distribution fee—Class R	3,005
Transfer agent’s fees and expenses (including affiliated expenses of $59,000)	279,000
Custodian’s fees and expenses	87,000
Registration fees	45,000
Reports to shareholders	35,000
Legal fees and expenses	21,000
Audit fee	12,000
Trustees’ fees	9,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	17,037

Total expenses	2,522,692

Net investment income	3,928,414

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized loss on:
Investment transactions	(977,588)
Foreign currency transactions	(58,427)

(1,036,015)

Net change in unrealized appreciation (depreciation) on:
Investments	35,209,565
Foreign currencies	26,144

35,235,709

Net gain on investments and foreign currencies	34,199,694

Net Increase In Net Assets Resulting From Operations	$38,128,108

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2010	Year Ended March 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,928,414	$5,648,540
Net realized loss on investment and foreign currency transactions	(1,036,015)	(40,404,270)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	35,235,709	181,969,799

Net increase in net assets resulting from operations	38,128,108	147,214,069

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(6,359,339)
Class B	—	(403,414)
Class C	—	(1,254,267)
Class R	—	(14,136)
Class Z	—	(4,370,000)

	—	(12,401,156)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	97,327,200	137,390,350
Net asset value of shares issued in reinvestment of dividends and distributions	—	10,181,977
Cost of shares reacquired	(58,172,526)	(87,586,408)

Net increase in net assets from fund share transactions	39,154,674	59,985,919

Total increase in net assets	77,282,782	194,798,832

Net Assets
Beginning of period	368,014,941	173,216,109

End of period	$445,297,723	$368,014,941

See Notes to Financial Statements.

Prudential Global Real Estate Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940 as a non-diversified, open end, management investment company presently consisting of two portfolios: Prudential Global Real Estate Fund (the “Fund”) and Prudential US Real Estate Fund. These financial statements relate only to Prudential Global Real Estate Fund. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

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Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the

Prudential Global Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection therewith, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets. The effective management fee rate was 0.75% for the six months ended September 30, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months

Prudential Global Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

ended September 30, 2010, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $119,112 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2010. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $2,548, $13,535 and $2,678 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the six months ended September 30, 2010.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2010, were $114,580,651 and $64,332,376, respectively.

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Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation of September 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$410,164,212	$56,790,308	$(18,581,695)	$38,208,613

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales.

As of March 31, 2010, the Fund had a capital loss carryforward for tax purposes of approximately $134,541,000 of which $3,918,000 expires in 2016, $48,041,000 expires in 2017 and $82,582,000 expires in 2018. Accordingly no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

The Fund elects to treat post-October capital and foreign currency losses of approximately $2,789,000 and $18,600, respectively, as having been incurred in the following fiscal year (March 31, 2011).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to

Prudential Global Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2010:
Shares sold	2,341,541	$39,910,062
Shares reacquired	(1,922,833)	(32,140,293)

Net increase in shares outstanding before conversion	418,708	7,769,769
Shares issued upon conversion from Class B	8,723	144,451

Net increase (decrease) in shares outstanding	427,431	$7,914,220

Year ended March 31, 2010:
Shares sold	4,226,408	$63,830,088
Shares issued in reinvestment of dividends	351,775	5,561,564
Shares reacquired	(3,208,710)	(47,802,894)

Net increase in shares outstanding before conversion	1,369,473	21,588,758
Shares issued upon conversion from Class B	44,644	683,259

Net increase (decrease) in shares outstanding	1,414,117	$22,272,017

Class B
Six months ended September 30, 2010:
Shares sold	55,416	$933,429
Shares reacquired	(73,478)	(1,227,251)

Net decrease in shares outstanding before conversion	(18,062)	(293,822)
Shares issued upon conversion into Class A	(8,809)	(144,451)

Net increase (decrease) in shares outstanding	(26,871)	$(438,273)

Year ended March 31, 2010:
Shares sold	88,024	$1,305,420
Shares issued in reinvestment of dividends	22,592	355,149
Shares reacquired	(127,797)	(1,877,288)

Net decrease in shares outstanding before conversion	(17,181)	(216,719)
Shares reaquired upon conversion into Class A	(45,052)	(683,259)

Net increase (decrease) in shares outstanding	(62,233)	$(899,978)

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Class C	Shares	Amount
Six months ended September 30, 2010:
Shares sold	368,647	$6,178,889
Shares reacquired	(253,352)	(4,218,844)

Net increase (decrease) in shares outstanding	115,295	$1,960,045

Year ended March 31, 2010:
Shares sold	675,584	$10,182,533
Shares issued in reinvestment of dividends	61,229	961,909
Shares reacquired	(585,633)	(8,544,682)

Net increase (decrease) in shares outstanding	151,180	$2,599,760

Class R
Six months ended September 30, 2010:
Shares sold	64,884	$1,092,040
Shares reacquired	(14,945)	(247,656)

Net increase (decrease) in shares outstanding	49,939	$844,384

Year ended March 31, 2010:
Shares sold	46,547	$745,032
Shares issued in reinvestment of dividends	501	7,914
Shares reacquired	(7,381)	(109,962)

Net increase (decrease) in shares outstanding	39,667	$642,984

Class Z
Six months ended September 30, 2010:
Shares sold	2,918,740	$49,212,780
Shares reacquired	(1,214,622)	(20,338,482)

Net increase (decrease) in shares outstanding	1,704,118	$28,874,298

Year ended March 31, 2010:
Shares sold	3,991,433	$61,327,277
Shares issued in reinvestment of dividends	207,914	3,295,441
Shares reacquired	(2,050,940)	(29,251,582)

Net increase (decrease) in shares outstanding	2,148,407	$35,371,136

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Companies pay a commitment fee of 0.15% of the unused portion of the SCA. The expiration date of the SCA has been extended from October 20, 2010 through December 24, 2010

Prudential Global Real Estate Fund	27

Notes to Financial Statements

(Unaudited) continued

under the same terms. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not utilize the SCA during the six months ended September 30, 2010.

Note 8. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2010(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.83		$9.53	$21.33	$31.19	$24.96	$17.89
Income (loss) from investment operations
Net investment income	0.17		0.30	0.41	0.38	0.38	0.35
Net realized and unrealized gain (loss) on investment transactions	1.44		7.64	(11.99)	(5.12)	6.30	7.00
Total from investment operations	1.61		7.94	(11.58)	(4.74)	6.68	7.35
Less Dividends and Distributions:
Dividends from net investment income	-		(0.64)	(0.22)	(0.63)	(0.44)	(0.28)
Distributions from net realized gains on investments	-		-	-	(4.49)	(0.01)	-
Total dividends and distributions	-		(0.64)	(0.22)	(5.12)	(0.45)	(0.28)
Net asset value, end of period	$18.44		$16.83	$9.53	$21.33	$31.19	$24.96
Total Return(a)	9.57%		83.79%	(54.38)%	(17.79)%	27.09%	41.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$211,915		$186,200	$91,991	$204,098	$264,980	$120,881
Average net assets (000)	$188,169		$148,247	$163,953	$233,525	$176,407	$74,239
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.31%	(e)	1.37%	1.35%	1.31%	1.22%	1.40%
Expenses, excluding distribution and service (12b-1) fees	1.01%	(e)	1.07%	1.07%	1.06%	0.97%	1.15%
Net investment income	2.02%	(e)	2.03%	2.58%	1.55%	1.58%	1.58%
For Class A, B, C, R and Z shares:
Portfolio turnover	17%	(f)	53%	67%	78%	121%	35%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Prior to July 31, 2008, the Distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets for the Class A shares.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	29

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,
	2010(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.70		$9.47	$21.18	$31.02	$24.84	$17.81
Income (loss) from investment operations
Net investment income	0.11		0.20	0.30	0.21	0.18	0.18
Net realized and unrealized gain (loss) on investment transactions	1.42		7.58	(11.87)	(5.11)	6.25	6.99
Total from investment operations	1.53		7.78	(11.57)	(4.90)	6.43	7.17
Less Dividends and Distributions:
Dividends from net investment income	-		(0.55)	(0.14)	(0.45)	(0.24)	(0.14)
Distributions from net realized gains on investments	-		-	-	(4.49)	(0.01)	-
Total dividends and distributions	-		(0.55)	(0.14)	(4.94)	(0.25)	(0.14)
Net asset value, end of period	$18.23		$16.70	$9.47	$21.18	$31.02	$24.84
Total Return(a)	9.16%		82.55%	(54.68)%	(18.42)%	26.12%	40.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,031		$12,382	$7,612	$21,706	$32,867	$22,117
Average net assets (000)	$12,161		$11,178	$15,393	$28,993	$25,925	$23,855
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.01%	(d)	2.07%	2.07%	2.06%	1.97%	2.15%
Expenses, excluding distribution and service (12b-1) fees	1.01%	(d)	1.07%	1.07%	1.06%	0.97%	1.15%
Net investment income	1.33%	(d)	1.37%	1.87%	0.85%	1.66%	0.91%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2010(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.69		$9.47	$21.18	$31.02	$24.84	$17.81
Income (loss) from investment operations
Net investment income	0.11		0.20	0.30	0.19	0.16	0.18
Net realized and unrealized gain (loss) on investment transactions	1.43		7.57	(11.87)	(5.09)	6.27	6.99
Total from investment operations	1.54		7.77	(11.57)	(4.90)	6.43	7.17
Less Dividends and Distributions:
Dividends from net investment income	-		(0.55)	(0.14)	(0.45)	(0.24)	(0.14)
Distributions from net realized gains on investments	-		-	-	(4.49)	(0.01)	-
Total dividends and distributions	-		(0.55)	(0.14)	(4.94)	(0.25)	(0.14)
Net asset value, end of period	$18.23		$16.69	$9.47	$21.18	$31.02	$24.84
Total Return(a)	9.23%		82.44%	(54.68%)	(18.42)%	26.12%	40.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,518		$39,758	$21,122	$51,856	$49,921	$22,415
Average net assets (000)	$41,350		$32,986	$41,377	$54,791	$32,840	$14,963
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.01%	(d)	2.07%	2.07%	2.06%	1.97%	2.15%
Expenses, excluding distribution and service (12b-1) fees	1.01%	(d)	1.07%	1.07%	1.06%	0.97%	1.15%
Net investment income	1.31%	(d)	1.33%	1.87%	0.79%	1.58%	0.84%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	31

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended September 30,		Year Ended March 31,	June 16, 2008(d) through March 31,
	2010(b)		2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.81		$9.63	$21.14
Income (loss) from investment operations
Net investment income	0.14		0.23	0.14
Net realized and unrealized gain (loss) on investment transactions	1.45		7.56	(11.43)
Total from investment operations	1.59		7.79	(11.29)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.61)	(0.22)
Distributions from net realized gains on investments	-		-	-
Total dividends and distributions	-		(0.61)	(0.22)
Net asset value, end of period	$18.40		$16.81	$9.63
Total Return(a)	9.46%		81.34%	(53.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,842		$843	$101
Average net assets (000)	$1,199		$296	$34
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(e)	1.51%	(c)	1.57%	1.57% (c)
Expenses, excluding distribution and service (12b-1) fees	1.01%	(c)	1.07%	1.07% (c)
Net investment income	1.65%	(c)	1.47%	1.63% (c)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Annualized.

(d) Commencement of operations.

(e) The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to 0.50% of the average daily net assets for the Class R shares.

(f) Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2010(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.89		$9.56	$21.38	$31.26	$25.01	$17.93
Income (loss) from investment operations
Net investment income	0.19		0.34	0.44	0.39	0.47	0.41
Net realized and unrealized gain (loss) on investment transactions	1.45		7.67	(12.01)	(5.09)	6.29	7.00
Total from investment operations	1.64		8.01	(11.57)	(4.70)	6.76	7.41
Less Dividends and Distributions:
Dividends from net investment income	-		(0.68)	(0.25)	(0.69)	(0.50)	(0.33)
Distributions from net realized gains on investments	-		-	-	(4.49)	(0.01)	-
Total dividends and distributions	-		(0.68)	(0.25)	(5.18)	(0.51)	(0.33)
Net asset value, end of period	$18.53		$16.89	$9.56	$21.38	$31.26	$25.01
Total Return(a)	9.71%		84.30%	(54.22)%	(17.60)%	27.38%	41.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$172,992		$128,831	$52,390	$95,273	$42,601	$19,484
Average net assets (000)	$145,746		$89,126	$87,029	$70,158	$33,458	$13,939
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.01%	(d)	1.07%	1.07%	1.06%	0.97%	1.15%
Expenses, excluding distribution and service (12b-1) fees	1.01%	(d)	1.07%	1.07%	1.06%	0.97%	1.15%
Net investment income	2.27%	(d)	2.29%	2.81%	1.65%	1.68%	1.88%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	33

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Global Real Estate Fund (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 21-23, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and 10-year periods ending December 31, 2009, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 21-23, 2010.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also reviewed the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information

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pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail and Institutional Global Real Estate Funds Performance Universe) was in the first quartile over the one-, three-, five-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) ranked in the Expense Group’s third quartile, and that the Fund’s total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	8 Campus Drive Parsippany, NJ 07054

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Global Real Estate Fund
Share Class	A	B	C	R	Z
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336405	744336504

MF182E2    0190432-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios 12

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

November 22, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

November 22, 2010